Related Party Transactions (Details) - Schedule of Loan to Related Franchisees - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	$ 18,913,509	$ 17,678,913
Discount	2,221,797	2,076,767
Allowance	11,168,049	7,309,516
Net	5,523,663	8,292,630
Jiangsu Changshu [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	390,671	356,190
Discount	45,893	41,842
Allowance	181,967	208,300
Net	162,811	106,048
Shandong Dongming [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	476,454	627,826
Discount	55,970	73,752
Allowance	221,923	211,033
Net	198,561	343,041
Jiangxi Gao’an [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	618,165	605,621
Discount	72,617	71,143
Allowance	324,098	287,121
Net	221,450	247,357
Hunan Huaihua [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	816,682	719,814
Discount	95,937	84,558
Allowance	720,745	254,690
Net		380,566
Jiangxi Jiujiang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	310,538	279,279
Discount	36,479	32,807
Allowance	274,059	171,188
Net		75,284
Hunan Liuyang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	416,474	413,509
Discount	48,924	48,576
Allowance	193,985	223,766
Net	173,565	141,167
Hunan Loudi [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	572,498	540,686
Discount	67,252	63,515
Allowance	266,658	232,408
Net	238,588	244,763
Hunan Pingjiang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	385,991	392,004
Discount	45,343	46,049
Allowance	179,787	175,230
Net	160,861	170,725
Jiangxi Pingxiang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	588,322	583,694
Discount	69,111	68,567
Allowance	274,029	299,055
Net	245,182	216,072
Henan Puyang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	609,134	645,124
Discount	71,556	75,784
Allowance	283,723	245,216
Net	253,855	324,124
Fujian Quanzhou [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	483,652	437,376
Discount	56,815	51,379
Allowance	426,837	288,737
Net		97,260
Jiangxi Wanzai [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	556,151	512,867
Discount	65,332	60,247
Allowance	259,044	207,450
Net	231,775	245,170
Jiangxi Xinyu [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	994,646	921,187
Discount	116,843	108,213
Allowance	499,456	338,524
Net	378,347	474,450
Jiangxi Yichun [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	136,825	95,301
Discount	16,073	11,195
Allowance	44,611	50,234
Net	76,141	33,872
Jiangxi Yudu [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	575,913	565,823
Discount	67,653	66,468
Allowance	268,249	264,583
Net	240,011	234,772
Guangdong Zengcheng [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	468,562	456,895
Discount	55,043	53,672
Allowance	218,247	294,661
Net	195,272	108,562
Jiangxi Shanggao [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	627,650	594,055
Discount	73,731	69,784
Allowance	353,784	177,529
Net	200,135	346,742
Shandong Heze [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	889,832	856,193
Discount	104,530	100,578
Allowance	450,636	323,148
Net	334,666	432,467
Jiangxi Ganzhou [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	149,847	121,328
Discount	17,603	14,253
Allowance	111,673	62,408
Net	20,571	44,667
Hunan Liling [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	84,287	66,105
Discount	9,901	7,765
Allowance	54,963	20,696
Net	19,423	37,644
Hunan Zhuzhou [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	137,810	130,479
Discount	16,189	15,328
Allowance	89,865	54,913
Net	31,756	60,238
Hunan Changsha [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	9,404	8,904
Discount	1,105	1,046
Allowance	6,570	1,962
Net	1,729	5,896
Guangxi Guilin [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	41,718	39,499
Discount	4,901	4,640
Allowance	29,147	8,703
Net	7,670	26,156
Hunan Chenzhou [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	522,819	508,568
Discount	61,416	59,742
Allowance	243,519	216,675
Net	217,884	232,151
Jiangxi Ji’an [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	625,270	572,830
Discount	73,451	67,291
Allowance	334,123	232,646
Net	217,696	272,893
Guangxi Nanning [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	181,230	164,740
Discount	21,289	19,352
Allowance	135,062	87,227
Net	24,879	58,161
Hunan Leiyang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	824,547	632,745
Discount	96,861	74,329
Allowance	727,686	221,954
Net		336,462
Guangdong Dongguan Changping [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	484,406	458,637
Discount	56,904	53,877
Allowance	427,502	137,329
Net		267,431
Hunan Changsha County [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	65,104	61,641
Discount	7,648	7,241
Allowance	36,389	32,369
Net	21,067	22,031
Guizhou Zunyi [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	262,993	242,153
Discount	30,894	28,446
Allowance	220,494	92,445
Net	11,605	121,262
Jiangsu Xuzhou [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	244,445	231,441
Discount	28,715	27,188
Allowance	204,944	122,605
Net	10,786	81,648
Hunan Yongxing [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	248,937	242,475
Discount	29,243	28,484
Allowance	104,355	119,993
Net	115,339	93,998
Hunan Hengyang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	178,299	168,814
Discount	20,945	19,831
Allowance	132,877	57,952
Net	24,477	91,031
Hainan Sanya [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	135,186	127,994
Discount	15,880	15,036
Allowance	119,305	112,958
Net	1
Hunan Changsha Yuhua [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	614,947	493,196
Discount	72,239	57,936
Allowance	286,430	131,535
Net	256,278	303,725
Shandong Heze Dingtao [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	564,310	520,592
Discount	66,290	61,155
Allowance	262,845	140,112
Net	235,175	319,325
Shandong Heze Yuncheng [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	491,972	465,800
Discount	57,793	54,718
Allowance	434,179	158,529
Net		252,553
Shandong Heze Gaoxin [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	101,346	54,860
Discount	11,905	6,445
Allowance	41,304	17,169
Net	48,137	31,246
Shandong Zouping [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	66,551	63,011
Discount	7,818	7,402
Allowance	37,198	27,280
Net	21,535	28,329
Shandong Juye [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	449,611	411,995
Discount	52,816	48,398
Allowance	209,420	174,963
Net	187,375	188,634
Shandong Juancheng [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	518,086	449,363
Discount	60,860	52,787
Allowance	241,314	134,326
Net	215,912	262,250
Shandong Shanxian [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	551,246	494,525
Discount	64,756	58,093
Allowance	256,760	135,766
Net	229,730	300,666
Jiangxi Zhangshu [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	70,891	67,120
Discount	8,328	7,885
Allowance	49,530	27,949
Net	13,033	31,286
Guangdong Foshan [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	102,214	96,776
Discount	12,007	11,368
Allowance	66,653	43,582
Net	23,554	41,826
Jiangxi Jingdezhen [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	82,466	78,079
Discount	9,687	9,172
Allowance	67,219	18,728
Net	5,560	50,179
Guangxi Yulin [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	413,428	391,435
Discount	48,566	45,982
Allowance	364,862	266,698
Net		78,755
Shandong Heze Cao County [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	448,569	438,404
Discount	52,694	51,500
Allowance	208,935	137,247
Net	186,940	249,657
Dongguan Nancheng [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	5,787	5,479
Discount	680	644
Allowance	4,043	1,207
Net	1,064	3,628
Hubei Macheng [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	104,587	99,023
Discount	12,286	11,632
Allowance	68,201	21,819
Net	24,100	65,572
Shandong Jining Liangshan [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	14,468	13,698
Discount	1,700	1,609
Allowance	10,108	3,018
Net	2,660	9,071
Guangdong Zhanjiang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	37,978	35,957
Discount	4,461	4,224
Allowance	26,534	7,923
Net	6,983	23,810
Hunan Hengyang Shigu [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	21,701	20,547
Discount	2,549	2,414
Allowance	15,162	4,527
Net	3,990	13,606
Jiangxi Ji’an Yongfeng [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	19,531	18,492
Discount	2,294	2,172
Allowance	13,646	4,075
Net	3,591	12,245
Hunan Changde [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	39,786	37,669
Discount	4,674	4,425
Allowance	27,797	8,300
Net	7,315	24,944
Hunan Shaoyang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	14,468
Discount	1,700
Allowance	10,108
Net	2,660
Hunan Yongzhou [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	14,468
Discount	1,700
Allowance	10,108
Net	2,660
Hunan Ningxiang [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	7,234
Discount	850
Allowance	5,054
Net	1,330
Guangxi Nanning Jiangnan [Member]
Related Party Transactions (Details) - Schedule of Loan to Related Franchisees [Line Items]
Gross	43,402	41,095
Discount	5,097	4,828
Allowance	30,327	9,055
Net	$ 7,978	$ 27,212